Summary of Activity Related to Costs to Obtain Contract (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 96,206	$ 31,504	$ 31,504	$ 51,472
Commission incurred	161,000	57,000	286,311	180,141
Deferred commissions recognized	(103,000)	(50,000)	(221,609)	(200,109)
Ending balance	$ 154,000	$ 39,000	$ 96,206	$ 31,504